Fair Value (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
Assets and liabilities measured at fair value under ASC 820 on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2020 Using:
(dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Securities available for sale:
U.S. government sponsored enterprises	$19,968	$-	$19,968	$-
State and political subdivisions	103	-	103	-
Mortgage backed securities and collateralized mortgage obligations - residential	316,158	-	316,158	-
Corporate bonds	59,939	-	59,939	-
Small Business Administration - guaranteed participation securities	42,217	-	42,217	-
Other	686	-	686	-

Total securities available for sale	$439,071	$-	$439,071	$-

	Fair Value Measurements at December 31, 2019 Using:
(dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Securities available for sale:
U.S. government sponsored enterprises	$104,512	$-	$104,512	$-
State and political subdivisions	162	-	162	-
Mortgage backed securities and collateralized mortgage obligations - residential	389,517	-	389,517	-
Corporate bonds	30,436	-	30,436	-
Small Business Administration - guaranteed participation securities	48,511	-	48,511	-
Other	685	-	685	-

Total securities available for sale	$573,823	$-	$573,823	$-

Assets Measured at Fair Value on Non-Recurring Basis

	Fair Value Measurements at December 31, 2020 Using:
(dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation technique	Unobservable inputs	Range (Weighted Average)

Other real estate owned	$541	$-	$-	$541	Sales comparison approach	Adjustments for differences between comparable sales	1% - 7% (2%)

Impaired loans:
Real estate mortgage - 1 to 4 family	211	-	-	211	Sales comparison approach	Adjustments for differences between comparable sales	11% - 12% (12%)

	Fair Value Measurements at December 31, 2019 Using:
(dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation technique	Unobservable inputs	Range (Weighted Average)

Other real estate owned	$1,579	$-	$-	$1,579	Sales comparison approach	Adjustments for differences between comparable sales	1% - 21% (2%)

Impaired loans:
Real estate mortgage - 1 to 4 family	120	-	-	120	Sales comparison approach	Adjustments for differences between comparable sales	1% - 17% (9%)

Carrying Amounts and Estimated Fair Values of Financial Instruments
In accordance with ASC 825, the carrying amounts and estimated fair values (exit price) of financial instruments at December 31, 2020 and 2019 are as follows:

(dollars in thousands)	Carrying	Fair Value Measurements at December 31, 2020 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$1,107,099	1,107,099	-	-	1,107,099
Securities available for sale	439,071	-	439,071	-	439,071
Held to maturity securities	13,824	-	14,988	-	14,988
Federal Home Loan Bank stock	5,506	N/A	N/A	N/A	N/A
Net loans	4,194,875	-	-	4,287,585	4,287,585
Accrued interest receivable	10,031	39	1,458	8,534	10,031
Financial liabilities:
Demand deposits	652,756	652,756	-	-	652,756
Interest bearing deposits	4,384,437	3,088,064	1,298,375	-	4,386,439
Short-term borrowings	214,755	-	214,755	-	214,755
Accrued interest payable	474	68	406	-	474

(dollars in thousands)	Carrying	Fair Value Measurements at December 31, 2019 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$456,846	456,846	-	-	456,846
Securities available for sale	573,823	-	573,823	-	573,823
Held to maturity securities	18,618	-	19,680	-	19,680
Federal Reserve Bank and Federal Home Loan Bank stock	9,183	N/A	N/A	N/A	N/A
Net loans	4,017,879	-	-	4,078,210	4,078,210
Accrued interest receivable	10,915	216	2,221	8,478	10,915
Financial liabilities:
Demand deposits	463,858	463,858	-	-	463,858
Interest bearing deposits	3,986,158	2,587,981	1,397,271	-	3,985,252
Short-term borrowings	148,666	-	148,666	-	148,666
Accrued interest payable	1,459	174	1,285	-	1,459